Intangible assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets and Liabilities - Intangible Assets, Favorable Lease

Intangible assets as of December 31, 2024 and December 31, 2023 consisted of the following:

	Cost	Accumulated Amortization	Net Book Value
Favorable lease terms December 31, 2021	$195,854	$(95,432)	$100,422
Additions/ (Amortization)	15,790	(37,496)	(21,706)
Favorable lease terms December 31, 2022	$211,644	$(132,928)	$78,716
Amortization	—	(18,285)	(18,285)
Favorable lease terms December 31, 2023	$211,644	$(151,213)	$60,431
Amortization	—	(18,120)	(18,120)
Favorable lease terms December 31, 2024	$211,644	$(169,333)	$42,311

Intangible Assets and Liabilities - Aggregate Amortizations of Intangible Assets

The aggregate amortization of the intangible assets for the years ending December 31 is estimated to be as follows:

Period	Amount
2025	$14,251
2026	8,215
2027	4,982
2028	4,982
2029	4,982
2030 and thereafter	4,899
Total	$42,311

Intangible Assets And Liabilities - Intangible Liabilities, Unfavorable Lease

Intangible liabilities as of December 31, 2024 and December 31, 2023 consisted of the following:

	Cost	Accumulated Amortization	Net Book Value
Unfavorable lease terms December 31, 2021	$231,019	$(108,538)	$122,481
Additions/ (Amortization)	388	(74,963)	(74,575)
Unfavorable lease terms December 31, 2022	$231,407	$(183,501)	$47,906
Amortization	—	(19,922)	(19,922)
Unfavorable lease terms December 31, 2023	$231,407	$(203,423)	$27,984
Amortization	—	(12,718)	(12,718)
Unfavorable lease terms December 31, 2024	$231,407	$(216,141)	$15,266

Intangible Assets And Liabilities - Aggregate Amortizations of Intangible Liabilities

The aggregate amortization of the intangible liabilities for the years ending December 31 is estimated to be as follows:

Period	Amount
2025	$11,680
2026	3,586
2027	—
2028	—
2029	—
2030 and thereafter	—
Total	$15,266